Retirement Plans and Postretirement Costs (Details Textual) (USD $)	12 Months Ended						12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014 Public equity	Jun. 30, 2013 Supplemental Employee Retirement Plan, Defined Benefit	Jun. 29, 2014 Supplemental Employee Retirement Plan, Defined Benefit	Jun. 29, 2014 Fixed income	Jun. 29, 2014 Qualified Pension Plan	Jun. 29, 2014 Postretirement Benefits	Jun. 30, 2013 Postretirement Benefits	Jul. 01, 2012 Postretirement Benefits
Disclosure Pension And Other Postretirement Benefits Details Textual [Line Items]
Date the Board of Directors approved a resolution to terminate the qualified retirement plan		Apr. 02, 2014
Qualified Retirement Plan participants' vesting percentage as of the final termination date of the plan		100.00%
SERP benefit obligation cash settlement					$ 5,800,000
Loss on settlement of pension obligation			(2,144,000)		2,100,000
Rabbi Trust Assets - SERP		2,200,000	1,500,000
Projected benefit obligation					1,464,000	1,872,000			2,929,000	3,540,000	4,475,000
Percentage of participant's base salary received as Supplemental Retirement Benefits					8.00%
Postretirement plan annual benefit limit for future eligible retirees		4,000
Other postretirement benefits maximum benefit period		5 years
Health care cost trend rate for next fiscal year		7.50%
Ultimate health care cost trend rate		5.00%
Net Periodic Benefit Cost, Expected return on plan assets	6.50%	7.50%
Return applied to target allocation in determining expected long term rate of return		6.50%		10.00%			3.00%
Percentage target asset allocation		100.00%		50.00%			50.00%
Actual Historical Annualized Returns Using Target Allocation - 5 Years		10.44%
Actual Historical Annualized Returns Using Target Allocation - 10 Years		6.37%
Actual Historical Annualized Returns Using Target Allocation - 15 Years		5.64%
Actual Historical Annualized Returns Using Target Allocation - 20 Years		7.63%
Actual Historical Annualized Returns Using Target Allocation - 25 Years		7.97%
Actual Historical Annualized Returns Using Target Allocation - 30 Years		9.54%
Expected employer contributions during fiscal 2015								$ 3,000,000	$ 706,000
Percent of each dollar of eligible employee contributions matched by employer		100.00%
Employer matching contribution to employee up to participant's eligible contribution		5.00%